Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000205613 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000205613 | 74251V102 | Principal Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 844741108 | Southwest Airlines Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 65249B109 | News Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205613 | 15189T107 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205613 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205613 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205613 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205613 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205613 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000205613 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000205613 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000205613 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000205613 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000205613 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205613 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000205613 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.30%
C000205613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205613 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205612 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000205612 | 74251V102 | Principal Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 844741108 | Southwest Airlines Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 65249B109 | News Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205612 | 15189T107 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205612 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205612 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000205612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000205612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000205612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000205612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000205612 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205612 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000205612 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205612 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.30%
C000205612 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205612 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205617 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000205617 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 92556H206 | Paramount Global, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 403949100 | HF Sinclair Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 911684108 | United States Cellular Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 018581108 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 750236101 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000205617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000205617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000205617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000205617 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	17.40%
C000205617 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	81.90%
C000205617 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205617 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000205616 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 92556H206 | Paramount Global, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 403949100 | HF Sinclair Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 911684108 | United States Cellular Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 018581108 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 750236101 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000205616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000205616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000205616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000205616 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	17.40%
C000205616 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	81.90%
C000205616 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205616 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%